Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,296,528	1,651,258	2,188,624
Edison Nation Holdings, LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	990,000	990,000	990,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	160,492	65,626	160,492
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	80,000	290,000	80,000
Convertible Shares Under Notes Payable[Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	999,536	285,632	285,632
Warrants for Noteholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	750,000		50,000
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	270,000
Shares to be Issued [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	46,500	20,000
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			210,000
Shares to be Issued to Consultants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			412,500